STOCK BASED COMPENSATION, Stock options given to employees, Tabular (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Beginning balance	0	53,714	0
Granted		10,000	60,232
Vested		(10,680)	(6,518)
Ending balance		53,034	53,714	0
Weighted average grant-date fair value per share
Beginning balance (in dollars per share)	$ 0	$ 1.96	$ 0
Grant-date fair value of options granted	$ 2.48	3.82	1.96
Vested (in dollars per share)		2.51	1.96
Ending balance (in dollars per share)		$ 2.20	$ 1.96	$ 0
Employees
Number of shares
Beginning balance	226,249	152,147	226,249
Granted		204,625	136,000	380,500
Vested		(138,303)	(113,477)	(132,251)
Canceled and forfeited		(10,250)	(96,625)	(22,000)
Ending balance		208,219	152,147	226,249
Weighted average grant-date fair value per share
Beginning balance (in dollars per share)	$ 1.22	$ 1.31	$ 1.22
Grant-date fair value of options granted		3.82	1.42	$ 1.26
Vested (in dollars per share)		2.02	1.33	1.37
Canceled and forfeited (in dollars per share)		1.26	1.23	0.93
Ending balance (in dollars per share)		$ 3.30	$ 1.31	$ 1.22
Stock options | Employees
Number of shares
Granted			516,500	721,125